Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 8
PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”)
Supplement dated March 6, 2026
to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information
You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, as applicable, and retain it for future reference.
The Fund is updating its investment policy to clarify that it intends to be a “diversified company,” as defined in the Investment Company Act of 1940 (the “1940 Act”), in approximately the same proportion as its underlying index, the S&P 500 Index (the “Underlying Index”), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of its Underlying Index.
To reflect the changes described above, the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby revised as follows, effective March 6, 2026.
I.
The description of the Fund’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Investment Strategies” section of the Summary Prospectus and Prospectus are hereby revised by adding the following:

Diversification Policy. The Fund may operate as a “non-diversified company,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.  Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.
II.	The following risk is hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks” section of the Summary Prospectus and Prospectus:
Non-Diversified Investment Company Risk. To the extent the Fund is non-diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers and thus may be more susceptible to the risks associated with these particular issuers. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers, which may lead to more volatility in the Fund’s net asset value.

PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 8
PGIM Quant Solutions Large-Cap Index Fund
(the “Fund”)
Supplement dated March 6, 2026
to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information
You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, as applicable, and retain it for future reference.
The Fund is updating its investment policy to clarify that it intends to be a “diversified company,” as defined in the Investment Company Act of 1940 (the “1940 Act”), in approximately the same proportion as its underlying index, the S&P 500 Index (the “Underlying Index”), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of its Underlying Index.
To reflect the changes described above, the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby revised as follows, effective March 6, 2026.
I.
The description of the Fund’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Investment Strategies” section of the Summary Prospectus and Prospectus are hereby revised by adding the following:

Diversification Policy. The Fund may operate as a “non-diversified company,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.  Shareholder approval will not be sought if the Fund becomes non‑diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.
II.	The following risk is hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks” section of the Summary Prospectus and Prospectus:
Non-Diversified Investment Company Risk. To the extent the Fund is non-diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers and thus may be more susceptible to the risks associated with these particular issuers. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers, which may lead to more volatility in the Fund’s net asset value.